SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antelope holdings (chengdu) co., ltd [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	$ 6,043	$ 6,422	$ 7,301
Hainan antelope holding [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	10,000	10,000	10,000
Antelope future yangpu [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	7,244	7,244	10,000
Antelope investment hainan [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	7,249	7,249	7,249
Antelope ruicheng investment [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	6,850	6,850	7,249
Hainan kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology			652
Anhui kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	428	428	710
Wenzhou kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	704	704
Hubei kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	704	704
Jiangxi kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	$ 704	$ 704